Investment in Associates and Investments in Investees (Details) - Schedule of Fair Value of the Investment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Fair Value of the Investment [Abstract]
Balance at January 1, 2022	$ 591
Investment date March 31, 2022	400	700
Equity losses from investment in MitoCareX		(109)
Balance at December 31, 2022	$ 893	$ 591